Right-of-use-assets - Summary of Breakdown of Right-of-use Assets Based on Geographical Location (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 50,444	€ 42,825	€ 50,755
United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	25,901	18,938
Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,523	9,249
Spain [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,548	3,473
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	6,126	4,985
China [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	417	2,493
Other countries [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 2,929	€ 3,687